DIVIDENDS AND INTEREST ON EQUITY - Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DIVIDENDS AND INTEREST ON EQUITY
Balance at the beginning of the fiscal year	R$ 2,247,884	R$ 3,187,417
Supplementary dividends from the previous year	0	826,731
Interim interest on equity (net of IRRF)	2,641,225	2,200,553
Unclaimed dividends and interest on equity	(126,977)	(139,766)
Payment of dividends and interest on equity	(2,532,399)	(3,832,612)
IRRF on shareholders exempt/immune from interest on equity	7,357	5,561
Balance at the end of the year	R$ 2,237,090	R$ 2,247,884